Income Taxes (Details 3) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	7 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Maximum	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	May 24, 2011 Predecessor Maximum
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period				$ 3,467,000	$ 963,000	$ 963,000		$ 3,301,000
Additions for tax positions of prior years			1,552,000			5,397,000		2,178,000
Reductions for tax positions of prior years			(6,068,000)			(1,896,000)
Reductions for tax positions due to lapse of statute of limitations						(997,000)
Balance at the end of the period			963,000			3,467,000		5,479,000	3,301,000
Recognition of interest and penalties expense						700,000	100,000		100,000	100,000
Reversal of interest previously recognized			300,000			200,000			500,000
Amount of penalties and interest included in unrecognized tax benefits			100,000			500,000		300,000
Current tax expense
State			2,212,000			5,131,000		4,835,000	14,499,000
Federal			(220,000)			34,965,000		22,285,000	63,200,000
Total			1,992,000			40,096,000		27,120,000	77,699,000
Deferred tax expense
State			(266,000)			1,004,000		(1,596,000)	(5,252,000)
Federal			7,602,000			(13,637,000)		(6,282,000)	6,679,000
Total			7,336,000			(12,633,000)		(7,878,000)	1,427,000
Total tax expense
State			1,946,000			6,135,000		3,239,000	9,247,000
Federal			7,382,000			21,328,000		16,003,000	69,879,000
Total	(4,949,000)	11,448,000	9,328,000	3,932,000	21,952,000	27,463,000		19,242,000	79,126,000
Reconciliation of the provision for income taxes at the federal statutory rate compared to the entity's effective tax rate
Income tax expense at the statutory rate			7,725,000			23,895,000		13,969,000	73,798,000
Increase in income taxes resulting from:
State taxes, net of federal			1,450,000			4,218,000		2,730,000	8,749,000
Audit settlements and tax filings			(331,000)			(638,000)		40,000	(356,000)
Buyout transaction costs								4,606,000
Hire credits								(806,000)
Other			484,000			(12,000)		(1,297,000)	(3,065,000)
Total	$ (4,949,000)	$ 11,448,000	$ 9,328,000	$ 3,932,000	$ 21,952,000	$ 27,463,000		$ 19,242,000	$ 79,126,000